Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
As of December 31, 2019 and 2020, intangible assets consisted of the following:

	As of December 31, 2019	As of December 31, 2020
Indefinite-lived intangible assets:
FCC Licenses	$63,266	$63,266
Trade Name	730	733
Goodwill	11,424	13,102
Definite-lived intangible assets:
Programming Contract	514	220
Customer List	3,015	1,896

Total	$78,949	$79,217

Summary of Methodology Used in Valuation of FCC Licenses

	November 25, 2019	October 1, 2020
Discount Rate	11.9%	12.4%
Long-term Revenue Growth Rate	-0.6%	1.0%
Mature Market Share	9.0%	9.4%
Operating Profit Margin	22.7-26.7%	26.6-29.5%

Schedule of Definite-Lived Intangible Assets
The following table presents the weighted-average remaining useful life at December 31, 2020 and gross carrying amount and accumulated amortization for each major class of definite-lived intangible assets at December 31, 2019 and 2020:

		As of December 31, 2019			As of December 31, 2020
	Weighted Average Remaining Useful Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Programming Contract	0.8	$2,154	$1,640	$514	$2,154	$1,934	$220
Customer List	2.0	3,030	15	3,015	2,906	1,010	1,896

Schedule of Estimation of Future Amortization Expense
The following table presents the Company’s estimate of amortization expense for each of the five succeeding years for definite-lived intangibles:

Year ended December 31,	Expected Amortization Expense
2021	$1,189
2022	927
2023	—
2024	—
2025	—